UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Registrant's telephone number, including area code: 1-877-607-0414

Date of fiscal year end: December 31, 2018

Date of reporting period: July 1, 2017– June 30, 2018

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	ISIN	Ticker
PROSPECT JAPAN FUND LTD	7/19/2017	GB00B011QL44	PJF LN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR
1 -THAT: (A) FOR THE PURPOSE OF GIVING EFFECT TO THE SCHEME BETWEEN TPJF AND THE SCHEME SHAREHOLDERS, A PRINT OF WHICH HAS BEEN PRODUCED TO THIS MEETING, THE INDEPENDENT TPJF DIRECTORS ARE AUTHORISED TO TAKE ALL SUCH ACTION AS THEY MAY CONSIDER NECESSARY OR APPROPRIATE; (B) TPJF'S ARTICLES OF INCORPORATION BE AMENDED BY THE INCLUSION OF A NEW ARTICLE 50, AS FURTHER SET OUT IN THE NOTICE OF THE GENERAL MEETING IN PART TEN OF THE SCHEME DOCUMENT; AND (C) THE FOLLOWING DEFINITION BE INSERTED IN TPJF'S ARTICLES OF INCORPORATION WHICH SHALL REPLACE THE EXISTING DEFINITION OF 'ORDINARY SHARES': ORDINARY SHARES THE ORDINARY SHARES OF USD 0.001 EACH IN THE CAPITAL OF THE COMPANY
			Issuer	Control # 0000085746303
FOR	FOR	2- THAT THE SALES POLICY, THE SALES REQUEST POLICY AND THE TERMINATION SALES POLICY, ALL AS DEFINED IN THE SCHEME DOCUMENT, BE HEREBY APPROVED	Issuer	Control # 0000085746303
FOR	FOR	3 - THAT THE COMPANY BE APPOINTED AS THE REPRESENTATIVE OF THE NO ACTION SHAREHOLDERS FOR THE PURPOSES OF THE SETTLEMENT ARRANGEMENTS DESCRIBED IN THE SCHEME DOCUMENT	Issuer	Control # 0000085746303

FOR	FOR	1- THAT THE SCHEME BETWEEN TPJF AND THE SCHEME SHAREHOLDRES, IN ITS ORIGINAL FORM OR WITH OR SUBJECT TO ANY MODIFICATION, ADDITION OR CONDITION APPROVED OR IMPOSED BY THE COURT, BE APPROVED.	Issuer	Control # 0000085758549

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
BARINGTON/HILCO ACQUISITION	7/31/2017	06759v101	BHAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") FOR AN ADDITIONAL TWENTY (20) WEEKS, FROM AUGUST 11, 2017 (THE "CURRENT TERMINATION DATE") TO DECEMBER 31, 2017 (THE "EXTENDED TERMINATION DATE").
Issuer
For	For
2. APPROVAL OF AN AMENDMENT TO ALLOW THE COMPANY'S BOARD OF DIRECTORS TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES TO PERMIT FURTHER SOLICITATION OF PROXIES. THIS PROPOSAL WILL ONLY BE PRESENTED TO THE COMPANY'S STOCKHOLDERS IN THE EVENT, BASED ON THE TABULATED VOTES, THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE PROPOSAL 1.
Issuer
Against	None
3. IF YOU INTEND TO EXERCISE YOUR REDEMPTION RIGHTS, PLEASE CHECK THIS 'FOR' BOX. CHECKING THIS BOX, HOWEVER, IS NOT SUFFICIENT TO EXERCISE YOUR REDEMPTION RIGHTS. YOU MUST COMPLY WITH THE PROCEDURES SET FORTH IN THE PROXY STATEMENT UNDER THE HEADING "SPECIAL MEETING OF BARINGTON/HILCO ACQUISITION CORP. STOCKHOLDERS - REDEMPTION RIGHTS." MARK "FOR"= YES; "AGAINST"= NO.
Issuer
For	None
4. I HEREBY CERTIFY THAT I AM NOT ACTING IN CONCERT, OR AS A "GROUP" (AS DEFINED IN SECTION 13(D)(3) OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED), WITH ANY OTHER STOCKHOLDER WITH RESPECT TO THE SHARES OF COMMON STOCK OF THE COMPANY OWNED BY ME IN CONNECTION WITH THE PROPOSALS. "FOR"= I CERTIFY THAT I AM NOT. "AGAINST"= I CERTIFY THAT I AM.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
CLOUGH GLOBAL EQUITY FUND	8/3/2017	18914C100	GLQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.Election of trustees: 1) EDMUND BURKE, 2) VINCENT VERSACI, 3) CLIFFORD WEBER	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
CLOUGH GLOBAL OPPORTUNITIES FUND	8/3/2017	18914E106	GLO

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.Election of trustees: 1) ROBERT BUTLER, 2) KAREN DIGRAVIO, 3)KEVIN MCNALLY	Issuer
Mirror vote	FOR
2. BE IT RESOLVED, THAT THE SHAREHOLDERS OF CLOUGH GLOBAL DIVIDEND AND INCOME TRUST {SIC*} (THE "TRUST") HEREBY REQUEST THAT THE BOARD OF TRUSTEES OF THE TRUST (THE "BOARD") TAKE ALL NECESSARY STEPS IN ITS POWER TO DECLASSIFY THE BOARD SO THAT ALL DIRECTORS ARE ELECTED ON AN ANNUAL BASIS STARTING AT THE NEXT ANNUAL MEETING OF SHAREHOLDERS. SUCH DECLASSIFICATION SHALL BE COMPLETED IN A MANNER THAT DOES NOT AFFECT THE UNEXPIRED TERMS OF THE PREVIOUSLY ELECTED TRUSTEES.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
PACIFIC SPECIAL ACQUISITION CORP.	8/10/2017	G68588105	PAAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. THE BUSINESS COMBINATION PROPOSAL - TO CONSIDER AND VOTE UPON A PROPOSAL (I) TO APPROVE AND ADOPT THE MERGER AGREEMENT, DATED AS OF DECEMBER 27, 2016, AS AMENDED ON MAY 10, 2017 AND JUNE 29, 2017, AND AS IT MAY BE FURTHER AMENDED, BY AND AMONG PACIFIC, MERGER SUB, OUR SPONSOR AS THE PURCHASER REPRESENTATIVE, BORQS, SELLER REPRESENTATIVE, AND THE TRANSACTIONS CONTEMPLATED THEREBY (THE "BUSINESS COMBINATION").
Issuer
For	NONE
1a. INTENTION TO EXERCISE REDEMPTION RIGHTS: IF YOU INTEND TO EXERCISE YOUR REDEMPTION RIGHTS, PLEASE CHECK THE "FOR" BOX CHECKING THIS BOX, HOWEVER, IS NOT SUFFICIENT TO EXERCISE YOUR REDEMPTION RIGHTS. YOU MUST COMPLY WITH THE PROCEDURES SET FORTH IN THE DEFINITIVE PROXY STATEMENT UNDER THE HEADING "MEETING OF PACIFIC SHAREHOLDERS - REDEMPTION RIGHTS." ("FOR"= YES; "AGAINST"= NO.)
Issuer
For	NONE
1b. SHAREHOLDER CERTIFICATION: I HEREBY CERTIFY THAT I AM NOT ACTING IN CONCERT, OR AS A "GROUP" (AS DEFINED IN SECTION 13(D) (3) OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED), WITH ANY OTHER SHAREHOLDER WITH RESPECT TO THE ORDINARY SHARES OF THE COMPANY OWNED BY ME IN CONNECTION WITH THE PROPOSED BUSINESS COMBINATION BETWEEN THE COMPANY AND BORQS. ("FOR"= I CERTIFY THAT I AM NOT. "AGAINST"= I CERTIFY THAT I AM.)
Issuer
For	For
2. THE CHARTER AMENDMENT PROPOSAL - TO APPROVE AND ADOPT, SUBJECT TO AND CONDITIONAL ON (BUT WITH IMMEDIATE EFFECT THEREFROM) THE CONSUMMATION OF THE BUSINESS COMBINATION, AN AMENDMENT AND RESTATEMENT OF PACIFIC'S CHARTER (MEMORANDUM AND ARTICLES OF ASSOCIATION OF THE COMPANY) CURRENTLY REGISTERED BY THE REGISTRAR OF CORPORATE AFFAIRS IN THE BRITISH VIRGIN ISLANDS, AS SET OUT IN THE DRAFT AMENDED AND RESTATED VERSION OF OUR CHARTER APPENDED TO THE PROXY STATEMENT AS ANNEX B ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).
Issuer
For	For	3. THE INCENTIVE PLAN PROPOSAL - TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AND ADOPT THE BORQS TECHNOLOGIES, INC. 2017 EQUITY INCENTIVE PLAN.	Issuer
For	For	4. THE INCENTIVE PLAN PROPOSAL - TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AND ADOPT THE BORQS TECHNOLOGIES, INC. 2017 EQUITY INCENTIVE PLAN.	Issuer
For	For
5. THE ADJOURNMENT PROPOSAL - TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE MEETING OF SHAREHOLDERS BY THE CHAIRMAN THEREOF TO A LATER DATE, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED UPON THE TABULATED VOTE AT THE TIME OF THE MEETING, THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSALS 1, 2, 3 AND 4.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
DELAWARE ENHANCED GBL DIV & INC FD	8/16/2017	246060107	DEX

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
THOMAS L. BENNETT
ANN D. BOROWIEC
JOSEPH W. CHOW
JOHN A. FRY
SHAWN K. LYTLE
F.A. SEVILLA-SACASA
THOMAS K. WHITFORD
LUCINDA S. LANDRETH
JANET L. YEOMANS

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
DELAWARE INVEST DIVIDEND & INC FUND	8/16/2017	245915103	DDF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
THOMAS L. BENNETT
ANN D. BOROWIEC
JOSEPH W. CHOW
JOHN A. FRY
SHAWN K. LYTLE
F.A. SEVILLA-SACASA
THOMAS K. WHITFORD
LUCINDA S. LANDRETH
JANET L. YEOMANS

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
LIBERTY ALL-STAR EQUITY FUND	8/24/2017	530158104	USA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.Election of Directors: 1) THOMAS W. BROCK, 2) GEIRGE GASPARI	Issuer
Mirror vote	Against	3. IF PROPERLY PRESENTED AT THE MEETING, TO CONSIDER AND VOTE UPON THE SHAREHOLDER PROPOSAL PRESENTED UNDER THE HEADING " SHAREHOLDER PROPOSAL" IN THE ACCOMPANYING PROXY STATEMENT.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ANDINA ACQUISITION CORP II	8/30/2017	G0441P104	ANDA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. EXTENSION OF CORPORATE LIFE: AMEND THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE THAT THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION TO NOVEMBER 1, 2017 OR SUCH EARLIER DATE AS DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For
2. APPROVAL OF CONVERSION: AMEND THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO ALLOW THE HOLDERS OF ORDINARY SHARES ISSUED IN THE COMPANY'S INITIAL PUBLIC OFFERING TO ELECT TO CONVERT THEIR PUBLIC SHARES INTO THEIR PRO RATA PORTION OF THE FUNDS HELD IN THE TRUST ACCOUNT ESTABLISHED AT THE TIME OF THE IPO IF THE EXTENSION IS IMPLEMENTED.
Issuer
Against	None
2A. ONLY IF YOU VOTE "FOR" PROPOSAL NUMBER 2 AND YOU HOLD ORDINARY SHARES OF THE COMPANY ISSUED IN THE COMPANY'S INITIAL PUBLIC OFFERING, OR PUBLIC SHARES, MAY YOU EXERCISE YOUR CONVERSION RIGHTS WITH RESPECT TO ALL OR A PORTION OF YOUR PUBLIC SHARES BY MARKING THE 'FOR' BOX, 'EXERCISE CONVERSION RIGHT" AND INDICATING HOW MANY PUBLIC SHARES FOR WHICH YOU ARE EXERCISING SUCH CONVERSION RIGHTS IN THE SPACE PROVIDED. IF YOU EXERCISE MARK "FOR" = YES OR "AGAINST" = NO ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
NEUBERGER BERMAN REAL EST SEC INC	9/7/2017	64190A103	NRO

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
MARTHA C. GOSS
JAMES G. STAVRIDIS
CANDACE L. STRAIGHT
JOSEPH V. AMATO

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ORIGO ACQUISITION CORP.	9/11/2017	G67789126	OACQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR
1. EXTENSION AMENDMENT: AMEND ORIGO'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE THAT ORIGO HAS TO CONSUMMATE A BUSINESS COMBINATION TO MARCH 12, 2018 OR SUCH EARLIER DATE AS DETERMINED BY THE DIRECTORS.
Issuer
FOR	FOR
2. EXERCISE REDEMPTION RIGHTS: YOU MAY EXERCISE YOUR REDEMPTION RIGHTS BY MARKING THE 'FOR' BOX, "EXERCISE REDEMPTION RIGHTS". IF YOU EXERCISE YOUR REDEMPTION RIGHTS, THEN YOU WILL BE EXCHANGING YOUR PUBLIC SHARES OF THE COMPANY FOR CASH AND YOU WILL NO LONGER OWN SUCH PUBLIC SHARES. YOU WILL ONLY BE ENTITLED TO RECEIVE CASH FOR THOSE PUBLIC SHARES IF YOU TENDER YOUR CERTIFICATES REPRESENTING SUCH REDEEMED PUBLIC SHARES TO THE COMPANY'S DULY APPOINTED AGENT PRIOR TO THE VOTE AT SUCH MEETING. MARK "FOR" = YES OR "AGAINST" = NO.
Issuer
FOR	FOR
3. EXERCISE REDEMPTION RIGHTS: YOU MAY EXERCISE YOUR REDEMPTION RIGHTS BY MARKING THE 'FOR' BOX, "EXERCISE REDEMPTION RIGHTS". IF YOU EXERCISE YOUR REDEMPTION RIGHTS, THEN YOU WILL BE EXCHANGING YOUR PUBLIC SHARES OF THE COMPANY FOR CASH AND YOU WILL NO LONGER OWN SUCH PUBLIC SHARES. YOU WILL ONLY BE ENTITLED TO RECEIVE CASH FOR THOSE PUBLIC SHARES IF YOU TENDER YOUR CERTIFICATES REPRESENTING SUCH REDEEMED PUBLIC SHARES TO THE COMPANY'S DULY APPOINTED AGENT PRIOR TO THE VOTE AT SUCH MEETING. MARK "FOR" = YES OR "AGAINST" = NO.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
Asia Tigers Fund Inc.	9/15/2017	04516T105	GRR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Leslie H. Gelb
Nancy Yao Maasbach
Luis F. Rubio

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Trust	9/28/2017	780910105	RVT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Stephen L. Isaacs
Christofer D. Clark
Christopher C. Grisanti

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
MFS CHARTER INCOME TRUST	10/5/2017	552727109	MCR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
01. Steven E. Buller
02. Michael Hegarty
03. John P. Kavaugh

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
The Asia Pacific Fund	10/10/2017	044901106	ABP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Director: Michael J Downey (Term Expiring in 2020)	Issuer
Mirror vote	For	1.1 Director: Duncan M. McFarland (Term Expiring in 2020)	Issuer
Mirror vote	For	2, To approve, on an Advisory basis, the steps necessary to narrow materially or eliminate the fund's discount to net asset value, including through a merger or liquidation.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	ISIN	Ticker
TERRA CATALYST FUND	10/31/2017	KYG8761F1431	TCF ln

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	Receive and adopt the audited financial statements	Issuer
Against	For	Re-appointment of Martin Adams as a Director of the company.	Issuer
For	For	Re-appointment of KPMG Audit LLC as Auditors of the company	Issuer
For	For	Authorisation for the Directors to fix the renumeration of the Auditors.	Issuer
For	For	To fix the fees of the Directors for the year ended 30 march 2018	Issuer
Against	For	To cancel the admission of the ordinary shares in the capital of the company to trading on AIM and TISE.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
MVC Capital, Inc.	10/31/2017	553829102	MVC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
EMILIO DOMINIANNI
PHILLIP GOLDSTEIN
GERALD HELLERMAN
WARREN HOLTSBERG
ROBERT KNAPP
WILLIAM TAYLOR
MICHAEL TOKARZ
For	For	2. TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	Issuer
Against	Against
3. SHARHOLDER PROPOSAL TO CEASE TO MAKE ANY NEW INVESTMENTS, AND FOR THE COMPANY TO RETURN ANY CAPITAL IN EXCESS OF THE COMPANY'S NORMAL WORKING CAPITAL REQUIREMENTS TO SHAREHOLDERS IN THE MOST TAX-EFFICENT MANNER AS LONG AS THE STOCK PRICE DISCOUNT TO NET ASSET VALUE EXCEEDS 10%
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ANDINA ACQUISITION CORP II	10/31/2017	G0441P104	ANDA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. EXTENSION OF CORPORATE LIFE: AMEND THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE THAT THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION TO FEBRUARY 1, 2018
Issuer
Against	None
1A. ONLY IF YOU HOLD ORDINARY SHARES OF THE COMPANY ISSUED IN THE COMPANY'S INITIAL PUBLIC OFFERING, OR PUBLIC SHARES, MAY YOU EXERCISE YOUR CONVERSION RIGHTS WITH RESPECT TO ALL OR A PORTION OF YOUR PUBLIC SHARES BY MARKING THE "FOR" BOX BELOW AND INDICATING HOW MANY PUBLIC ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
GREAT ELM CAPITAL CORP.	11/2/2017	39030109	GECC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	DIRECTOR	Issuer
MICHAEL C. SPELLER
RANDALL REVELL HORSEY
MARK KUPERSCHMID
Mirror vote	For	2. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S REGISTERED INDEPENDENT ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
The Herzfeld Caribbean Basin Fund, Inc.	11/6/2017	42804T106	CUBA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Directors: 01- Thomas J Herzfeld	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
BROOKFIELD DTLA FD OFFICE TR	11/10/2017	112714209	DTLA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	N/A	1. ELECTION OF TWO PREFERRED DIRECTORS. 1A. PHILLIP GOLDSTEIN 1B. ANDREW DAKOS	Shareholder
For	N/A	2. TO ADJORN THE SPECIAL MEETING IFA QUORUM IS NOT PRESENT	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
JAPAN SMALL CAPITALIZATION FD	11/15/2017	47109U104	JOF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	DIRECTOR	Issuer
Yutaka Itabashi

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
THE TURKISH INVESTMENT FUND, INC.	11/16/2017	900145103	TKF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	For	1. To liquidate and dissolve the Fund pursuant to the Plan of Liquidation adopted by the Board of Directors of the Fund	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
STELLAR ACQISITION III INC	11/28/2017	Y8172W107	STLR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. DIRECTOR
ALEXANDROS ARGYROS
TIZIANO PARAVAGNA
For	For	ELEONORA (LIONA) BACHA	Issuer
For	For	2. RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF WITHUM SMITH+BROWN, PC TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING NOVEMBER 30, 2017.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
THE THAI FUND, INC	12/14/2017	882904105	TTF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To liquidate and dissolve the Fund pursuant to the Plan of Liquidation adopted by the Board of Directors of the Fund	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
NEXTDECADE CORP. WTS	12/15/2017	65342K113	NEXTW

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
1. TO ADOPT THE NEXTDECADE CORPORATION 2017 OMNIBUS INCENTIVE PLAN (THE "2017 EQUITY PLAN PROPOSAL").
Against	For		Issuer
Against	For
2. TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE 2017 EQUITY PLAN PROPOSAL (THE "ADJOURNMENT PROPOSAL").
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	ISIN	Ticker
BRITISH EMPIRE TRUST PLC	12/20/2017	GB0001335081	BTEM LN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.TO RECEIVE AND ADOPT THE FINANCIAL STATEMENTS OF THE COMPANY FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2017 TOGETHER WITH THE STRATEGIC REPORT AND THE REPORTS OF THE DIRECTORS AND AUDITOR	Issuer
For	For	2. TO APPROVE A FINAL ORDINARY DIVIDEND OF 10.0P PER ORDINARY SHARE	Issuer
Against	For	3. TO ELECT CALUM THOMSON AS DIRECTOR OF THE COMPANY	Issuer
Against	For	4. TO ELECT STEVEN BATES AS DIRECTOR OF THE COMPANY	Issuer
Against	For	5. TO ELECT SUSAN NOBLE AS DIRECTOR OF THE COMPANY	Issuer
Against	For	6. TO ELECT NIGEL RICH AS DIRECTOR OF THE COMPANY	Issuer
For	For	7. TO APPOINT KPMG LLP AS THE COMPANY'S AUDITOR	Issuer
For	For	8. TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE THE AUDITORS RENUMERATION.	Issuer
For	For	9. TO RECEIVE AND ADOPT THE DIRECTORS REMUNERATION IMPLEMENTATION REPORT	Issuer
For	For	10. TO AUTHORISE THE DIRECTORS TO ALLOT ORDINARY SHARES	Issuer
For	For	11. TO AUTHORISE THE DIRECTORS TO ALLOT OR SELL A LIMITED NUMBER OF ORDINARY SHARES OUTSIDE OF PRE-EMPTION RIGHTS	Issuer
For	For	12. TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN SHARES	Issuer
Against	For	13. TO ADOPT NEW ARTICLES OF ASSOCIATION	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
BARINGTON/HILCO ACQUISITION	12/28/2017	06759V101	BHAC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") FOR AN ADDITIONAL TWENTY-SIX (26) WEEKS, FROM DECEMBER 31, 2017 (THE "CURRENT TERMINATION DATE") TO JUNE 30, 2018 (THE "EXTENDED TERMINATION DATE").
Issuer
For	None
2. APPROVAL OF AN AMENDMENT TO ALLOW THE COMPANY'S BOARD OF DIRECTORS TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES TO PERMIT FURTHER SOLICITATION OF PROXIES. THIS PROPOSAL WILL ONLY BE PRESENTED TO THE COMPANY'S STOCKHOLDERS IN THE EVENT, BASED ON THE TABULATED VOTES, THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE PROPOSAL 1.
Issuer
For	None
3. INTENTION TO EXERCISE REDEMPTION RIGHTS: IF YOU INTEND TO EXERCISE YOUR REDEMPTION RIGHTS, PLEASE CHECK "FOR" BOX. CHECKING THIS BOX, HOWEVER, IS NOT SUFFICIENT TO EXERCISE YOUR REDEMPTION RIGHTS. YOU MUST COMPLY WITH THE PROCEDURES SET FORTH IN THE PROXY STATEMENT UNDER THE HEADING "SPECIAL MEETING OF BARINGTON/HILCO ACQUISITION CORP. STOCKHOLDERS - REDEMPTION RIGHTS."
Issuer
For	None
4. SHAREHOLDER CERTIFICATION: I HEREBY CERTIFY THAT I AM NOT ACTING IN CONCERT, OR AS A "GROUP" (AS DEFINED IN SECTION 13(D) (3) OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED), WITH ANY OTHER STOCKHOLDER WITH RESPECT TO THE SHARES OF COMMON STOCK OF THE COMPANY OWNED BY ME IN CONNECTION WITH THE PROPOSALS.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Chile Fund, Inc.	1/19/2018	00301WA00 (Dummy cusip)	CH

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.1 ELECTION OF CLASS I DIRECTOR TO SERVE FOR A TERM EXPIRING IN 2021: NANCY YAO MAASBACH	Issuer
For	For	1.2 ELECTION OF CLASS II DIRECTOR TO SERVE FOR A TERM EXPIRING IN 2019: C. WILLIAM MAHER	Issuer
For	For	1.3 ELECTION OF CLASS I DIRECTOR TO SERVE FOR A TERM EXPIRING IN 2021: RAHN PORTER	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen chile fund, inc.	1/19/2018	00301W105	CH

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. TO APPROVE AN AMENDMENT TO THE FUND'S ARTICLES OF INCORPORATION TO INCREASE THE TOTAL NUMBER OF SHARES OF CAPITAL STOCK.	Issuer
For	For	2. TO APPROVE THE ISSUANCE OF ADDITIONAL SHARES OF COMMON STOCK OF THE FUND IN CONNECTION WITH THE REORGANIZATIONS OF CERTAIN OTHER CLOSED-END FUNDS INTO THE FUND.	Issuer
For	For	3. TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL INVESTMENT POLICY TO INVEST PRIMARILY IN CHILEAN SECURITIES.	Issuer
For	For	4. TO APPROVE THE ELIMINATION OF THE FUND'S FUNDAMENTAL INVESTMENT POLICY TO INVEST PRIMARILY IN CHILEAN SECURITIES.	Issuer
For	For	5. TO APPROVE AN AMENDMENT TO THE FUND'S INVESTMENT ADVISORY AGREEMENT TO PROVIDE THAT FEES PAYABLE THEREUNDER WILL BE CALCULATED AT A LOWER ANNUAL RATE BASED SOLELY ON NET ASSETS.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ANDINA ACQUISITION CORP II	1/31/2018	G0441P104	ANDA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. EXTENSION OF CORPORATE LIFE: AMEND THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE THAT THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION TO APRIL 1, 2018
Issuer
For	None	1a. TO CONVERT ORDINARY SHARES OF THE COMPANY	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
FORUM Merger Corp	2/20/2018	34985B202	FMCI

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Pre-Merger Charter Amendment Proposal-to approve and adopt, an amendment of Forum's amended and restated certificate of incorporation (the "Charter") to increase the number of authorized shares of Class A Common Stock from 40,000,000 to 200,000,000 shares for the purpose of carrying out the Business Combination (as defined below).
Issuer
For	For
2.To adopt and approve, the merger agreement (the "Merger Agreement"), dated November 30, 2017, by and among Forum, FMC Merger Subsidiary Corp., (the "Merger Sub I"), FMC Merger SUBSIDIARY LLC, (THE "MERGER SUB II"), ON THE ONE HAND, AND C1 INVESTMENT COP., ("C1") AND CLEARLAKE CAPITAL MANAGEMENT III, L.P. ("CLEARLAKE"), IN THE CAPACITY AS THE SELLER REPRESENTATIVE, ON THE OTHER HAND, AND APPROVE THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER OF MERGER SUB I WITH AND INTO C1 (THE "BUSINESS COMBINATION").
Issuer
For	For
3.TO APPROVE THE SPONSOR EARNOUT LETTER AND AMENDMENT TO ESCROW AGREEMENT, DATED NOVEMBER 30, 2017, WHICH AMENDS THE ESCROW AGREEMENT DATED APRIL 6, 2017, BY AND AMONG FORUM INVESTORS I, LLC, Forum's sponsor (the "Sponsor"), Forum and Continental Stock Transfer & Trust Company, to release 4,312,500 shares of Class F Common Stock of Forum ("Founders Shares") purchased by the Sponsor prior to Forum's IPO from escrow.
Issuer
For	For
4.Nasdaq Proposal-to approve, for purposes of complying with applicable listing rules of The Nasdaq Stock Market Listing Rule 5635(d), the issuance of 17,959,375 shares of Class A Common Stock, par value $0.0001 per share, of Forum pursuant to the subscription agreements, dated November 30, 2017 by and among Forum and the investors named therein, in connection with the closing of the Business Combination.
Issuer
For	For
5.Post-Merger Charter Amendment Proposal-to approve and adopt, subject to and conditional on (but with immediate effect therefrom), the approval of the Business Combination Proposal, the Nasdaq Proposal and the Incentive Plan Proposal and the consummation of the Business Combination, the following amendments and restatements of Forum's amended and restated certificate of incorporation.
Issuer
For	For	5A.To divide the Combined Entity's board of directors into three classes with staggered three-year terms.	Issuer
For	For
5B.To provide that any amendment to provisions of proposed Charter will require approval of the holders of a majority of all of the Combined Entity's entitled to vote generally in the election of directors so long as Clearlake holds at least a majority of the Combined Entity's entitled to vote generally at an election of directors, and otherwise any such amendment will require the approval of the holders of at least 66 2/3% of the Combined Entity's entitled to vote generally at an election of directors.
Issuer
For	For
5c. To provide that the Combined Entity opts out of Section 203 of the Delaware General Corporation Law, which prevents certain Delaware corporations, under certain circumstances, from engaging in a "business combination" with certain "interested stockholders" and their affiliates; for more information on Section 203 of the Delaware General Corporation Law, see the section of this proxy statement/prospectus.
Issuer
For	For
5D.To provide that we may not engage in certain "business combinations" with any "interested stockholder" for a three- year period following the time that the stockholder became an interested stockholder, unless (1) prior to the date of the transaction, the Combined Entity's board approved either the business combination or the transaction; (2) the interested stockholder owned at least 85% of the Combined Entity's voting stock; or (3) on or subsequent to consummation of transaction, business combination is approved by Combined Entity's board.
Issuer
For	For
5E.To provide that we may not engage in certain "business combinations" with any "interested stockholder" for a three- year period following the time that the stockholder became an interested stockholder, unless (1) prior to the date of the transaction, the Combined Entity's board approved either the business combination or the transaction; (2) the interested stockholder owned at least 85% of the Combined Entity's voting stock; or (3) on or subsequent to consummation of transaction, business combination is approved by Combined Entity's board.
Issuer
For	For
5F.To provide that we may not engage in certain "business combinations" with any "interested stockholder" for a three- year period following the time that the stockholder became an interested stockholder, unless (1) prior to the date of the transaction, the Combined Entity's board approved either the business combination or the transaction; (2) the interested stockholder owned at least 85% of the Combined Entity's voting stock; or (3) on or subsequent to consummation of transaction, business combination is approved by Combined Entity's board.
Issuer
For	For
5G.To provide that any action to be taken by the Combined Entity's stockholders may be taken by written consent or electronic transmission pursuant to Section 228 of the Delaware General Corporation Law only so long as Clearlake holds a majority of the Combined Entity's then-outstanding shares of capital stock entitled to vote generally at an election of directors.
Issuer
For	For	5H.To amend the name of the new public entity to "ConvergeOne Holdings, Inc." from "Forum Merger Corporation".	Issuer
For	For	5I.To amend the name of the new public entity to "ConvergeOne Holdings, Inc." from "Forum Merger Corporation".	Issuer
For	For	5J.To increase the authorized shares of Common Stock to 1,000,000,000.	Issuer
For	For
5KTo increase the authorized shares of preferred stock that the Combined Entity's board of directors could issue to increase the number of outstanding shares to discourage a takeover attempt to 10,000,000
Issuer
For	For
5L.To make the Combined Entity's corporate existence perpetual as opposed to Forum's corporate existence terminating 24 months following the closing if its initial public offering, and to remove from the proposed Charter the various provisions applicable only to specified purpose acquisition corporations contained in Forum's current amended and restated certificate of incorporation.
Issuer
For	For	6.Incentive Plan Proposal-to approve the 2018 Equity Incentive Plan, a copy of which is appended to this proxy statement/prospectus as Annex D, in connection with the Business Combination.	Issuer
For	For	7.ESPP Proposal-to approve the 2018 Employee Stock Purchase Plan, a copy of which is appended to this proxy statement/prospectus as Annex E, in connection with the Business Combination.	Issuer
For	For	8.ESPP Proposal-to approve the 2018 Employee Stock Purchase Plan, a copy of which is appended to this proxy statement/prospectus as Annex E, in connection with the Business Combination.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
JPMORGAN ASIAN INVESTMENT TRUST PLC	2/26/2018	GB0001320778	JAI LN
Voted 12/15/17
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
FOR	FOR	1. TO RECEIVE THE DIRECTORS REPORT THE ANNUAL ACCOUNTS AND THE AUDITORS REPORT FOR THE YEAR ENDED 30TH SEPTEMBER 2017	Issuer
FOR	FOR	2. TO APPROVE THE DIRECTORS REMUNERATION POLICY	Issuer
FOR	FOR	3. TO APPROVE THE DIRECTORS REMUNERATION REPORT FOR THE YEAR ENDED 30TH SEPTEMBER 2017	Issuer
FOR	FOR	4.TO REAPPOINT MRS BRONWYN CURTIS AS A DIRECTOR	Issuer
FOR	FOR	5.5TO REAPPOINT MR DEAN BUCKLEY AS A DIRECTOR	Issuer
FOR	FOR	6. TO REAPPOINT MR RONALD GOULD AS A DIRECTOR	Issuer
FOR	FOR	7. TO REAPPOINT MR PETER MOON AS A DIRECTOR	Issuer
FOR	FOR	8. TO REAPPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS TO THE COMPANY	Issuer
FOR	FOR	9. TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS	Issuer
FOR	FOR	10. TO GRANT AUTHORITY TO ALLOT NEW SHARES	Issuer
FOR	FOR	11. TO GRANT AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS ON ALLOTMENT OF RELEVANT SECURITIES	Issuer
FOR	FOR	12. TO GRANT AUTHORITY TO REPURCHASE THE COMPANY'S SHARES	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
M III ACQUISTION CORP	2/28/2018	55378T104	MIII

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal: To consider and vote upon a proposal to adopt the Agreement and Plan of Merger, dated as of November 3, 2017 (as amended by Amendment Nos. 1, 2, 3 and 4 thereto, dated November 15, 2017, December 27, 2017, January 9, 2018 and February 7, 2018, respectively, and as it may be further amended from time to time), and approve the transactions contemplated thereby.
Issuer
For	For	2. To consider and vote upon a proposal to authorize an additional 65,000,00 shares of Common Stock in connection with the Business Combination.	Issuer
For	For	3. To amend the Company's amended and restated certificate of incorporation to provide for the classification of its board of directors into three classes of directors with staggered terms of office.	Issuer
For	For
4. To consider and act upon a proposal to amend the Company's amended and restated certificate of incorporation to change the stockholder vote required to amend certain provisions of the post-combination company's proposed certificate of incorporation and bylaws.
Issuer
For	For
5. To consider and act upon a proposed amendment to the Company's amended and restated certificate of incorporation to elect not to be governed by Section 203 of the DGCL and, instead, to include provisions in our certificate of incorporation that are substantially similar to Section 203 of the DGCL, but exclude our Sponsors, Oaktree Capital Management, L.P. and IEA LLC and each of their respective successors, certain affiliates and each of their respective transferees from the definition of "interested stockholder," and to make certain related changes.
Issuer
For	For
6. To consider and act upon a proposed amendment to provide for certain additional changes to the certificate of incorporation, including but not limited to changing the post-combination company's corporate name from "M III Acquisition Corp." to "Infrastructure and Energy Alternatives, Inc.," and eliminating certain provisions specific to our status as a blank check company, which our Board believes are necessary to adequately address the needs of the post-combination company, subject to approval by our stockholders at the Special Meeting.
Issuer
For	For
7. The Incentive Plan Proposal: To consider and vote on a proposal to adopt and approve the Infrastructure and Energy Alternatives, Inc. 2018 Equity Incentive Plan (the "Incentive Plan"), including the authorization of the initial share reserve under the Incentive Plan and also for purposes of complying with Section 162(m) of the Internal Revenue Code of 1986, as amended.
Issuer
For	For
8. The Adjournment Proposal: To consider and vote upon a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal and the Charter Amendment Proposals. This proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the Business Combination Proposal and Charter Amendment Proposals.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
CENTRAL SECURITIES CORP.	3/2/2018	155123102	CET

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
L. Price Blackford
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
Wilmot H. Kidd
Wilmot H. Kidd IV
Mirror Vote	For	2. Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2018.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ORIGO ACQUISITION CORP.	3/12/2018	G67789126	OACQF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Amend Origo's amended and restated memorandum and articles of association to extend the date that Origo has to consummate a business combination to June 12, 2018 or such earlier date as determined by the Directors.
Issuer
For	For
2. To direct the chairman of the Meeting to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Meeting, there are not sufficient votes to approve the Extension Amendment.
Issuer
For	None
2a. Only if you vote "FOR" or "AGAINST" Proposal 1 and you hold ordinary shares of the Company issued in the Company's initial public offering, or public shares, may you exercise your conversion rights with respect to all or a portion of your public shares by marking the "FOR" box. If you exercise your conversion rights, then you will be exchanging your public shares for cash and you will no longer own such public shares.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ALPINE GLOBAL PREMIER PROPERTIES FUND	3/14/2018	02083A103	AWP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
DIRECTORS
JOHN SIEVWRIGHT
GERALD MALONE
Mirror Vote	For	NANCY YAO MAASBACH	Issuer
Mirror Vote	For	1. To approve a sub-advisort agreement between the fund and Aberdeen Asset Managers Limited	Issuer
Mirror Vote	For	2. To approve a sub-advisort agreement by and among the fund, Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN SINGAPORE FUND	3/16/2018	003244100	SGF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.To approve an Agreement and Plan of Reorganization between Aberdeen Singapore Fund, Inc. (SGF) and Aberdeen Chile Fund, Inc. (CH), pursuant to which SGF will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which SGF will distribute to shareholders in liquidation of SGF.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN ISRAEL FUND	3/16/2018	00301L109	ISL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.To approve an Agreement and Plan of Reorganization between Aberdeen Israel Fund, Inc. (ISL) and Aberdeen Chile Fund, Inc. (CH), pursuant to which ISL will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which ISL will distribute to shareholders in liquidation of ISL.

Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN GREATER CHINA FUND	3/16/2018	003031101	GCH

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.To approve an Agreement and Plan of Reorganization between Aberdeen Greater China Fund, Inc. (GCH) and Aberdeen Chile Fund, Inc. (CH), pursuant to which GCH will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which GCH will distribute to shareholders in liquidation of GCH.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN LATIN AMERICA EQUITY FUND	3/16/2018	00306K106	LAQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve an Agreement and Plan of Reorganization between Aberdeen Latin America Equity Fund, Inc. (LAQ) and Aberdeen Chile Fund, Inc. (CH), pursuant to which LAQ will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which LAQ will distribute to shareholders in liquidation of LAQ.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN EMERG MKTS SMALLER CO OPP FUND	3/16/2018	003017102	ABE

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.To approve an Agreement and Plan of Reorganization between Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (ABE) and Aberdeen Chile Fund, Inc. (CH), pursuant to which ABE will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which ABE will distribute to shareholders in liquidation of ABE.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
FRANKLIN UNIVERAL TRUST	3/16/2018	355145103	FT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Harris J. Ashton
Terrence J. Checki
Mary C. Choksi
Edith E. Holiday
Gregory E. Johnson
Rupert H. Johnson, Jr.
J. Michael Luttig
Larry D. Thompson
John B. Wilson

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN INDONESIA FUND	3/16/2018	00305P106	IF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1.To approve an Agreement and Plan of Reorganization between Aberdeen Indonesia Fund, Inc. (IF) and Aberdeen Chile Fund, Inc. (CH), pursuant to which IF will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which IF will distribute to shareholders in liquidation of IF.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ASIA TIGERS FUND INC.	3/16/2018	04516T105	GRR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For
1. To approve an Agreement and Plan of Reorganization between The Asia Tigers Fund, Inc. (GRR) and Aberdeen Chile Fund, Inc. (CH), pursuant to which GRR will transfer substantially all of its assets, subject to all stated liabilities, to CH in exchange for shares of CH, which GRR will distribute to shareholders in liquidation of GRR.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ALLIANCE CALIFORNIA MUNI INCOME	3/28/2018	018546101	AKP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Marshall C. Turner, Jr.
Garry L. Moody
Earl D. Weiner

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
TRI-CONTINENTAL CORP.	4/16/2018	895436103	TY

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
George S. Batejan
Kathleen Blatz
Edward J. Boudreau, Jr.
Pamela G. Carlton
Mirror vote	For	To ratify the selection of PricewaterhouseCoopers LLP as the Corporation's independent registered public accounting firm	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
THE TAIWAN FUND INC.	4/17/2018	874036106	TWN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
William C. Kirby
Shelley Rigger
Anthony S. Clark
Thomas G. Kamp
Warren J. Olsen

Mirror vote	For	2. To amend the Fund's by-laws to remove a fundamental policy that restricts the Fund from investing more than 10% of the Fund's total assets (taken at current value) in a single issuer.	Issuer
Mirror vote	For	3. To amend the Fund's by-laws to amend a fundamental policy to require the Fund to invest more than 25% of its total assets (taken at current value) in the semi-conductor industry.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
GENERAL AMERICAN INVESTORS COMPANY, INC.	4/18/2018	368802104	GAM

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	DIRECTOR	Issuer

Mr. Berens
Mr. Cullman
Mr. Davidson
Ms. Del Villar
Mr. Gordan
Ms. Gotbaum
Mr. Knafel
Ms. Lynch
Mr. Priest
Mr. Schirmer
MIRROR VOTE	For	2. Ratification of the selection of Ernst & Young LLP as auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ADAMS DIVERSIFIED EQUITY FUND	4/19/2018	006212104	ADX

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. DIRECTOR	Issuer
Enrique R. Arzac
Kenneth J. Dale
Frederic A. Escherich
Roger W. Gale
Lauriann C. Kloppenburg
Kathleen T. McGahran
Craig R. Smith
Mark E. Stoeckle
MIRROR VOTE	For	2. The selection of PricewaterhouseCoopers LLP as independent public auditors.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
LAZARD WORLD DIVIDEND & INCOME FUND	4/20/2018	521076109	LOR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Franci J. Blassberg
Richard Reiss, Jr.
Ashish Bhutani

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
LAZARD GLOBAL TOTAL RETURN & INCOME FUND	4/20/2018	52106w103	LGI

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Robert M. Solmson
Nathan A. Paul

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
PUTNAM HIGH INCOME SECURITIES FUND	4/27/2018	746779107	PCF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1A. Fixing the number of trustees at twelve.	Shareholder
For	Against	1B. DIRECTOR	Shareholder
Phillip Goldstein
Rajeev Das
Andrew Dakos
Richard Dayan
Gerald Hellerman
Ben H. Harris
Moritz Sell
For	Against	2. A non-binding proposal to request that the board of trustees authorize a self-tender offer for at least 50% of the outstanding common shares of the fund at or close to net asset value (NAV).	Shareholder
For	Against	3. To fix the number of trustees at seven.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
GREAT ELM CAPITAL CORP	5/3/2018	390320109	GECC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	For	1. DIRECTOR	Issuer
Randall Revell Horsey
John E. Stuart
For	For	2. To ratify the selection of Deloitte & Touche LLP as the Company's registered independent public accounting firm for the year ending December 31, 2018	Issuer
Against	For	3. To reduce the Company's required minimum asset coverage ratio from 200% to 150% as permitted under the Small Business Credit Availability Act

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
SOURCE CAPITAL, INC	5/14/2018	836144105	SOR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Atwood
Brown
Lipson
Osborne
Pisano
Purcell
Rudnick

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
GABELLI GBL SML & MID CAP VAL	5/14/2018	36249W104	GGZ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
Anthony J. Covavita

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
STEWART INFORMATION SERVICES	5/22/2018	860372101	STC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Arnaud Ajdler
Thomas G. Apel
C. Allen Bradley, Jr.
James Chadwick
Glenn C. Christenson
Robert L. Clarke
Frederick H. Eppinger
Matthew W. Morris
Clifford Press
For	For	2. Approval of the compensation of Stewart Information Services Corporation's named executive officers (Say-on-Pay).	Issuer
For	For	3. Approval of the compensation of Stewart Information Services Corporation's named executive officers (Say-on-Pay).	Issuer
For	For	4. Approval of the compensation of Stewart Information Services Corporation's named executive officers (Say-on-Pay).	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
STELLAR ACQUISTION III INC	5/22/2018	Y8172W107	STLR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Extension Amendment Proposal: Amend the Company's second amended and restated articles of incorporation to extend the date that the Company has to consummate a business combination from May 24, 2018 to November 26, 2018 or such earlier date as determined by the Board.
Issuer
For	For
2. Extension Amendment Proposal: Amend the Company's second amended and restated articles of incorporation to extend the date that the Company has to consummate a business combination from May 24, 2018 to November 26, 2018 or such earlier date as determined by the Board.
Issuer
For	For
3. Adjournment Proposal: Adjourn the Special Meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
Issuer
For	None
4. Adjournment Proposal: Adjourn the Special Meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
Tropicana Entertainment Inc	5/24/2018	89708x105	TPCA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Daniel A. Cassella
Hunter C. Gary
Carl C. Icahn
William A. Leidesdorf
Daniel H. Scott
Anthony P. Rodio
Keith Cozza
For	For	2. To ratify the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer
For	For	3. To vote on an advisory resolution to approve executive compensation of the Company's named executive officers, as disclosed in the Proxy Statement	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
EMERGENT CAPITAL, INC.	5/31/2018	29102N105	EMGC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. DIRECTOR	Issuer
Patrick J. Curry
Matthew Epstein
James Hua
Robert Knapp
Roy J. Patterson
Joseph E. Sarachek
For	For	2. Proposal to approve, by non-binding advisory vote, executive compensation.	Issuer
For	For	3. Proposal to increase the size of the Board of Directors to nine (9) directors.	Issuer
For	For	4. Proposal to amend the Bylaws to modify the requirements for changing the size of the Board of Directors.	Issuer
For	For	5. Proposal to ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
THE NEW IRELAND FUND, INC.	6/11/2018	645673104	IRL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
1- Michael Pignataro

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
JURIDICA INVESTMENTS	6/12/2018	G5215N102	JIL LN

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. THAT EACH OF THE ANNUAL REPORT AND ACCOUNTS FOR THE PERIOD FROM 1 JANUARY 2017 TO 31 DECEMBER 2017, THE DIRECTOR'S REPORT AND THE AUDITOR'S REPORT BE RECEIVED AND ADOPTED	Issuer
For	For	2. THAT THE TOTAL AGGREGATE REMUNERATION OF THE DIRECTORS OF THE COMPANY BEING USD 176,074.00 IN RESPECT OF THE YEAR ENDED 31 DECEMBER 2017, BE APPROVED	Issuer
For	For	3.THAT MR RICHARD BATTEY BE RE-ELECTED AS A DIRECTOR OF THE COMPANY	Issuer
For	For	4. THAT PRICEWATERHOUSECOOPERS CI LLP BE RE-APPOINTED AS AUDITORS OF THE COMPANY	Issuer
For	For	5. THAT THE DIRECTORS BE AUTHORISED TO FIX THE REMUNERATION OF THE AUDITORS	Issuer
For	For
6. THAT THE COMPANY GENERALLY BE AND IS HEREBY AUTHORISED FOR THE PURPOSES OF SECTION 315 OF THE COMPANIES LAW TO MAKE ONE OR MORE MARKET ACQUISITIONS (AS DEFINED IN THE COMPANIES LAW) OF ORDINARY SHARES IN THE CAPITAL OF THE COMPANY.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
TRINITY PLACE HOLDINGS, INC.	6/14/2018	89656D101	TPHS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Directors: 01.Alexander C. Matina, 02.Jeffrey B. Citrin	Issuer
For	For	2. To ratify the appointment of BDO USA, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer
For	For	3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
M I ACQUISTIONS, INC	6/15/2018	55304A104	MACQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Directors: 01.Alexander C. Matina, 02.Jeffrey B. Citrin	Issuer
For	For
2. APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") FOR AN ADDITIONAL 90 DAYS, TO SEPTEMBER 17, 2018.
Issuer
For	For
3. APPROVAL OF AN AMENDMENT TO THE COMPANY'S EXISTING INVESTMENT MANAGEMENT TRUST AGREEMENT TO MAKE CHANGES NECESSARY TO REFLECT THE EXTENSION.RATIFICATION OF THE APPOINTMENT OF MARCUM LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2018.
Issuer
For	For	4. RATIFICATION OF THE APPOINTMENT OF MARCUM LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2018.	Issuer
For	For
4A.Intention to Exercise Conversion Rights. If you intend to exercise your conversion rights, please check For box. Checking this For box, however, is not sufficient to exercise your conversion rights. You must comply with the procedures set forth in the proxy statement under the heading "Conversion Rights."
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
THE SWISS HELVETIA FUND, INC	6/19/2018	870875101	SWZ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For		1.ELECTION OF TWO DIRECTOR	Shareholder
1- Phillip Goldstein
2- Gerald Hellerman
For		2. To ratify Tait, Weller & Baker, LLP as the Fund's independent registered public accounting firm for 2018.	Shareholder
Abstain		3. To approve a non-binding proposal to amend the fund's bylaws "to give holders in the aggregate of 10% of our outstanding common stock the power to call a special shareowner meeting."	Shareholder
For		4. To request a self-tender offer for at least 50% of the outstanding common shares of the fund at or close to net asset value.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
ABERDEEN JAPAN EQUITY FUND, INC.	6/20/2018	00306J109	JEQ

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Class I DIRECTOR	Issuer
1- Radhika Ajmera

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
MORGAN STANLEY ASIA-PACIFIC FD, INC	6/21/2018	61744U106	APF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Class II DIRECTOR	Issuer
Nancy C. Everett
Michael F. Klein
W. Allen Reed

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
NEXTPOINT STRATEGIC OPPORTUNITIES FUND	6/22/2018	65340G205	NHF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
MIRROR VOTE	For	1. Directors: 01. John Honis, 02. Dustin Norris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
DIVIDEND AND INCOME FUND	6/25/2018	25538A204	DNI

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
1- Roger Atkinson

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
EQUUS TOTAL RETURN, INC.	6/26/2018	294766100	EQS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Fraser Atkinson
Kenneth I. Denos
Henry W. Hankinson
John A. Hardy
Robert L. Knauss
Mirror Vote	For	2. To ratify the selection of BDO USA, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer
Mirror Vote	For
3. To approve, in a non-binding vote, the compensation paid to the Company's executive officers in 2017, as disclosed pursuant to item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables and narrative discussion
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
AMERICAN CAPITAL SENIOR FLOATING LTD	6/28/2018	02504D108	ACSF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To consider and vote upon a proposal to approve the Plan of Complete Liquidation and Dissolution of the Company (the "Plan"), including the sale of all or substantially all of the Company's assets and the dissolution of the Company pursuant to the Plan.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
AVISTA HEALTHCARE PUBLIC ACQ. CORP	6/28/2018	G0726L125	AHPA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	Ratify Marcum LLP as the independent auditors of the Company for 2018	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2017 - June 30,2018

Company Name	Meeting Date	CUSIP	Ticker
BROOKFIELD DTLA FD OFFICE TR	N/A	112714209	DTLA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	N/A
1. THE UNDERSIGNED HOLDER OF SHARES OF THE 7.625% SERIES A CUMULATIVE REDEEMABLE PREFERRED STOCK OF BROOKFIELD DTLA FUND OFFICE TRUST INVESTOR INC. ("THE COMPANY") HEREBY AUTHORIZES BULLDOG INVESTORS, LLC, PHILLIP GOLDSTEIN AND ANDREW DAKOS TO REQUEST THAT A SPECIAL MEETING OF HOLDERS OF THE SERIES A PREFERRED STOCK BE HELD TO ELECT TWO PREFERRED DIRECTORS.
Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)*  /s/ Andrew Dakos
Andrew Dakos, President

Date  August 23, 2018
* Print the name and title of each signing officer under his or her signature.